FINANCIAL RISK MANAGEMENT - Prepayments, Guarantees and Financial Investments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Credit risk
Trade receivables		$ 154,632,116	$ 153,654,549
Other provisions		$ 50,070,273	$ 69,107,550	$ 62,452,526
Maximum
Credit risk
Trade receivables uncollectible percentage	0.50%
Credit risk
Credit risk
Prepayment to suppliers threshold	$ 25,000
Credit risk | Minimum
Credit risk
Time deposits with institutions with risk ratings of A S&P or equivalent	1 year
Credit risk | Maximum
Credit risk
Time deposits with institutions with risk ratings of Level 1 Fitch or equivalent	1 year
Currency risk
Credit risk
Number of risks exposed to that are caused by exchange rate volatility | item	3